Employee benefits (Details 12) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 60	₨ 61
Employer contributions	8	19
Interest on plan assets	7	6
Re-measurements due to:
Return on plan assets excluding interest on plan assets	(3)	0
Benefits paid	(8)	(19)
Foreign exchange differences	2	(7)
Plan assets at the end of the year	₨ 66	₨ 60